                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-1629

                       RIVERSOURCE DIMENSIONS SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end:  7/31
Date of reporting period: 1/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

DISCIPLINED SMALL AND MID CAP EQUITY FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2008


RIVERSOURCE DISCIPLINED SMALL AND
MID CAP EQUITY FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH
LONG-TERM CAPITAL GROWTH.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS

Fund Snapshot.......................      2

Performance Summary.................      4

Questions & Answers
   with Portfolio Management........      6

Fund Expenses Example...............     10

Portfolio of Investments............     12

Financial Statements................     19

Notes to Financial Statements.......     23

Proxy Voting........................     39

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

        RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL
                                                                       REPORT  1

FUND SNAPSHOT AT JAN. 31, 2008 (UNAUDITED)

FUND OBJECTIVE

RiverSource Disciplined Small and Mid Cap Equity Fund seeks to provide shareholders with long-term capital growth.

SECTOR BREAKDOWN*

Percentage of portfolio assets
(PIE CHART)

Industrials                         20.7%
Consumer Discretionary              16.6%
Information Technology              12.3%
Financials                          12.3%
Materials                           10.1%
Energy                               9.8%
Other(1)                            18.2%

 * Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(1) Includes Health Care 9.4%, Consumer Staples 3.4%, Utilities 1.9%, Telecommunication Services 0.3% and Cash & Cash Equivalents 3.2%.

TOP TEN HOLDINGS

Percentage of portfolio assets

Western Digital                       1.4%
Axis Capital Holdings                 1.3%
NVR                                   1.3%
CF Inds Holdings                      1.2%
Con-way                               1.1%
UAL                                   1.0%
Frontier Oil                          1.0%
Fidelity Natl Financial Cl A          1.0%
Helmerich & Payne                     1.0%
Intuitive Surgical                    1.0%

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.
--------------------------------------------------------------------------------

 2 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL
REPORT

FUND SNAPSHOT AT JAN. 31, 2008 (UNAUDITED)

STYLE MATRIX


          STYLE
VALUE    BLEND    GROWTH
                           LARGE
          X                MEDIUM        SIZE
          X                SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGERS

                           YEARS IN INDUSTRY
Dimitris Bertsimas,                  15
   Ph.D.
Gina Mourtzinou, Ph.D.               12
Steve Kokkotos, Ph.D.                10

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     RDSAX            05/18/06
Class B                        --            05/18/06
Class C                     RDSCX            05/18/06
Class I                     RDSIX            05/18/06
Class R4                       --            05/18/06
Class W                     RSEWX            12/01/06
Total net assets                        $39.1 million
Number of holdings                                301

--------------------------------------------------------------------------------

        RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL
                                                                       REPORT  3

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                  For the six-month period ended Jan. 31, 2008

                                  (BAR CHART)

RiverSource Disciplined Small and Mid Cap Equity
  Fund Class A (excluding sales charge)#              -10.78%

Russell 2500 Index (unmanaged) (1)                     -7.07%

Lipper Mid-Cap Core Funds Index                        -6.48%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Russell 2500 Index, an unmanaged index, measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Mid-Cap Core Funds Index includes the 30 largest mid-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                    TOTAL                   NET EXPENSES(A)
Class A                                             1.67%                        1.32%
Class B                                             2.12%                        2.08%
Class C                                             2.16%                        2.08%
Class I                                             0.96%                        0.92%
Class R4                                            1.74%                        1.19%
Class W                                             1.60%                        1.37%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.04%), will not exceed 1.36% for Class A, 2.12% for Class B, 2.12% for Class C, 0.96% for Class I, 1.23% for Class R4 and 1.41% for Class W.
--------------------------------------------------------------------------------

 4 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL
REPORT

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2008
                                                           SINCE
WITHOUT SALES CHARGE                 6 MONTHS*  1 YEAR   INCEPTION
 Class A (inception 5/18/06)           -10.78%  -16.55%     -5.84%
 Class B (inception 5/18/06)           -11.19%  -17.22%     -6.58%
 Class C (inception 5/18/06)           -11.19%  -17.22%     -6.61%
 Class I (inception 5/18/06)           -10.58%  -16.26%     -5.53%
 Class R4 (inception 5/18/06)          -10.53%  -16.23%     -5.60%
 Class W (inception 12/1/06)           -10.87%  -16.64%    -10.99%
WITH SALES CHARGE
 Class A (inception 5/18/06)           -15.89%  -21.33%     -5.84%
 Class B (inception 5/18/06)           -15.63%  -21.36%     -8.78%
 Class C (inception 5/18/06)           -12.08%  -18.05%     -6.61%

AT DEC. 31, 2007
                                                           SINCE
WITHOUT SALES CHARGE                 6 MONTHS*  1 YEAR   INCEPTION
 Class A (inception 5/18/06)           -14.69%  -10.20%     -3.71%
 Class B (inception 5/18/06)           -15.01%  -10.86%     -4.41%
 Class C (inception 5/18/06)           -15.01%  -10.86%     -4.44%
 Class I (inception 5/18/06)           -14.56%   -9.90%     -3.38%
 Class R4 (inception 5/18/06)          -14.44%   -9.86%     -3.45%
 Class W (inception 12/1/06)           -14.75%  -10.27%     -8.25%
WITH SALES CHARGE
 Class A (inception 5/18/06)           -19.63%  -15.34%     -3.71%
 Class B (inception 5/18/06)           -19.25%  -15.32%     -6.77%
 Class C (inception 5/18/06)           -15.86%  -11.75%     -4.44%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4 and Class W shares. Class I and Class R4 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

  * Not annualized.
--------------------------------------------------------------------------------

        RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL
                                                                       REPORT  5

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, Portfolio Managers Dimitris Bertsimas, Gina Mourtzinou and Steve Kokkotos discuss RiverSource Disciplined Small and Mid Cap Equity Fund's positioning and results for the six-month period ended Jan. 31, 2008.

At Jan. 31, 2008, approximately 35% of the Fund's shares were owned in the aggregate by affiliated funds-of-funds managed by RiverSource Investments, LLC (RiverSource). As a result of asset allocation decisions by RiverSource, it is possible that RiverSource Disciplined Small and Mid Cap Equity Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 30, Class I capital share transactions for related activity during the most recent fiscal period). RiverSource seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. RiverSource Disciplined Small and Mid Cap Equity Fund may experience increased expenses as it buys and sells securities as a result of purchases or redemptions by affiliated funds-of-funds. For more information of the Fund's expenses, see the discussions beginning on pages 10 and 27.

Q: How did RiverSource Disciplined Small and Mid Cap Equity Fund perform for the semiannual period?

A: RiverSource Disciplined Small and Mid Cap Equity Fund's Class A shares
   (excluding sales charge) declined 10.78% for the six-month period ended Jan. 31, 2008. The Fund underperformed its benchmark, the Russell 2500(TM) Index (Russell Index), which fell 7.07%, as well as the Lipper Mid-Cap Core Funds Index, representing the Fund's peer group, which declined 6.48%, for the same period.

   NEITHER THE VALUE NOR THE MOMENTUM QUANTITATIVE INVESTMENT MODEL MANAGED TO OVERCOME THE PERIOD'S UNUSUALLY VOLATILE CONDITIONS, UNDERPERFORMING THE RUSSELL INDEX DURING THE SIX MONTHS.


Q: What factors most significantly affected the Fund's performance?

A: The Fund's performance resulted from the quantitative investment models we employ in selecting stocks for the Fund's portfolio. Early in the period, we decided that the quality-adjusted value model would not be able to manage the extremely volatile market conditions caused by subprime mortgage market upheaval, surging oil prices, credit market troubles and recessionary fears that dominated the equity market during these months, especially within the small-
--------------------------------------------------------------------------------

 6 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL
REPORT

QUESTIONS & ANSWERS

   and mid-cap segments of the market. Thus, we eliminated the Fund's use of the quality-adjusted value model, which had been designed to select undervalued securities by adjusting the valuations of stocks to take into account each stock's historical earnings stability and debt load. We correspondingly increased the Fund's weighting allotted to the value model, which selects undervalued stocks based on proprietary estimates of future corporate earnings. We also continued to use the momentum model, which singles out groups of companies that appear to be having improving prospects based on the pattern of stock returns observed over history. Under the Fund's investment process, the models choose the small- and mid-cap stocks for the portfolio. We then weight the models and determine the exposure to sectors and industries.

   Neither the value nor the momentum quantitative investment model managed to overcome the period's unusually volatile conditions, underperforming the Russell Index during the six months. The value model performed worse than the momentum model for the semiannual period overall, though this reversed in January 2008, supporting our research indicating that the style diversification provided by the very different quantitative models is a significant investment advantage over the long term, even though the Fund may experience underperformance in the short term.

   It is important to remember that we do not make sector or industry bets based on our outlook for the economy or the equity markets. That said, during the period, the Fund's quantitative models led to a bias toward small-cap stocks and toward value-oriented stocks, which detracted from results. Most of the small-cap value-oriented stocks were financials, a group that struggled during the period, most especially during August and September.

   From a sector allocation perspective, the Fund's greater-than-Russell Index allocations to energy and materials contributed positively to its results as did a lesser-than-Russell Index position in information technology. Conversely, a sizable exposure to consumer discretionary and more modest allocations to financials, health care and utilities detracted.

   Because of our investment process, most of the Fund's underperformance was the result of stock selection. Stock selection actually helped performance in the materials and health care sectors. However, these positives were not enough to offset our selections within financials, energy and industrials.
--------------------------------------------------------------------------------

        RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL
                                                                       REPORT  7

QUESTIONS & ANSWERS

   Among individual holdings, the stocks that detracted most from the Fund's results were two financials companies, each selected by the value model - namely PMI Group and Radian Group. Other poor performers during the period included oil company Western Refining (selected by the momentum and value models), food products company Seaboard (momentum and value models), and road and rail company YRC Worldwide (value model).

   On the positive side, stocks that contributed favorably to the Fund's return included chemicals company Terra Inds (selected by the value and momentum models), metals and mining company Cleveland-Cliffs (momentum and value models), telecommunications services company Golden Telecom (momentum and value models), consumer discretionary firm NVR (value model), and information technology company Western Digital (value and momentum models).

   At the end of January 2008, the Fund's largest individual stock holdings included Western Digital, NVR, financials company Axis Capital Holdings (selected by the value model), materials company CF Inds Holdings (momentum and value models), and energy company Frontier Oil (momentum and value models).

Q: What changes did you make to the Fund's portfolio during the period?

A: As mentioned, the biggest change we made during the period was the elimination of our use of the quality-adjusted value model and the increased Fund weighting to the value model. Also, as a result of quantitative models-driven stock selection during the period, the portfolio's sector allocations changed somewhat. For example, the Fund's exposure to industrials relative to the Russell Index increased. Conversely, the Fund's relative position in utilities and telecommunications decreased.

   In managing risk associated with small- and mid-cap investing, we use a proprietary risk management system that allows us to manage the Fund's exposure to several key factors, including industry, sector, market capitalization and portfolio turnover. During the period, we used these and other techniques to avoid large deviations in exposure from the Index.

Q: How do you intend to manage the Fund in the coming months?

A: We believe our use of multiple investment disciplines serves the Fund well in all investment environments over the long term, and the diversified portfolio is
--------------------------------------------------------------------------------

 8 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL
REPORT

QUESTIONS & ANSWERS

   well positioned for most potential market conditions. Whether there is a surge in small- and mid-cap stocks or a downturn, the combination of models should, in our view, help us deliver value relative to the Russell Index over extended periods of time. We are convinced of the merit of our multifaceted, disciplined approach to managing risk in the portfolio. We believe this combination of style diversification and rigorous risk management will allow us to maintain the high quality of the Fund's portfolio in whatever market conditions lie ahead.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.
--------------------------------------------------------------------------------

        RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL
                                                                       REPORT  9

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
--------------------------------------------------------------------------------

 10 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

                                   BEGINNING        ENDING         EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                                 AUG. 1, 2007    JAN. 31, 2008   THE PERIOD(A)   EXPENSE RATIO

 Class A
   Actual(b)                        $1,000         $  892.20        $ 5.96           1.25%
   Hypothetical
   (5% return before expenses)      $1,000         $1,018.90        $ 6.36           1.25%
 Class B
   Actual(b)                        $1,000         $  888.10        $ 9.61           2.02%
   Hypothetical
   (5% return before expenses)      $1,000         $1,015.02        $10.26           2.02%
 Class C
   Actual(b)                        $1,000         $  888.10        $ 9.57           2.01%
   Hypothetical
   (5% return before expenses)      $1,000         $1,015.07        $10.21           2.01%
 Class I
   Actual(b)                        $1,000         $  894.20        $ 4.20            .88%
   Hypothetical
   (5% return before expenses)      $1,000         $1,020.77        $ 4.48            .88%
 Class R4
   Actual(b)                        $1,000         $  894.70        $ 5.49           1.15%
   Hypothetical
   (5% return before expenses)      $1,000         $1,019.41        $ 5.85           1.15%
 Class W
   Actual(b)                        $1,000         $  891.30        $ 6.29           1.32%
   Hypothetical
   (5% return before expenses)      $1,000         $1,018.55        $ 6.72           1.32%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Jan. 31, 2008: -10.78% for Class A, -11.19% for Class B, -11.19% for Class C, -10.58% for Class I, -10.53% for Class R4 and -10.87% for Class W.

--------------------------------------------------------------------------------

        RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL
                                                                      REPORT  11

PORTFOLIO OF INVESTMENTS

JAN. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (99.7%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (0.9%)
BE Aerospace                                          3,661(b)             $141,351
Ceradyne                                              1,610(b)               77,522
Taser Intl                                            7,619(b)               87,542
Teledyne Technologies                                   958(b)               49,462
                                                                    ---------------
Total                                                                       355,877
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.2%)
Park-Ohio Holdings                                    2,855(b)               63,838
-----------------------------------------------------------------------------------

AIRLINES (3.7%)
Alaska Air Group                                     11,296(b)              285,789
Continental Airlines Cl B                            12,329(b)              335,472
Pinnacle Airlines                                     6,248(b)               83,973
SkyWest                                               5,564                 144,775
UAL                                                  11,061                 419,765
US Airways Group                                     12,841(b)              177,334
                                                                    ---------------
Total                                                                     1,447,108
-----------------------------------------------------------------------------------

AUTO COMPONENTS (2.5%)
Aftermarket Technology                                2,847(b)               72,342
Amerigon                                              4,633(b)               79,317
ArvinMeritor                                          4,159                  56,479
BorgWarner                                            1,743                  88,213
Cooper Tire & Rubber                                  5,969                 101,891
Goodyear Tire & Rubber                                4,076(b,d)            102,593
Lear                                                  2,665(b)               78,244
Modine Mfg                                            5,490                  84,766
Tenneco                                               3,143(b)               83,195
TRW Automotive Holdings                               7,790(b)              178,625
Visteon                                              15,289(b)               61,156
                                                                    ---------------
Total                                                                       986,821
-----------------------------------------------------------------------------------

BEVERAGES (0.6%)
Central European Distribution                           925(b)               48,627
Hansen Natural                                        3,095(b)              119,343
PepsiAmericas                                         2,650                  65,296
                                                                    ---------------
Total                                                                       233,266
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

BIOTECHNOLOGY (1.4%)
BioMarin Pharmaceutical                               3,354(b)             $124,299
Cepheid                                               4,237(b)              129,399
LifeCell                                              3,031(b)              119,755
Myriad Genetics                                       2,738(b)              117,761
Onyx Pharmaceuticals                                  1,008(b)               47,910
                                                                    ---------------
Total                                                                       539,124
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (1.0%)
Armstrong World Inds                                  1,224(b)               44,933
Owens Corning                                         8,370(b)              181,964
Universal Forest Products                               862                  31,204
USG                                                   3,756(b)              137,470
                                                                    ---------------
Total                                                                       395,571
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.7%)
Knight Capital Group Cl A                             3,343(b)               55,995
optionsXpress Holdings                                1,759                  47,704
SWS Group                                             6,798                 104,349
Waddell & Reed Financial Cl A                         1,503                  49,870
                                                                    ---------------
Total                                                                       257,918
-----------------------------------------------------------------------------------

CHEMICALS (6.2%)
Ashland                                               8,440                 384,272
Calgon Carbon                                         8,989(b)              138,251
Celanese Series A                                     4,826                 179,431
CF Inds Holdings                                      4,407(d)              471,240
Eastman Chemical                                      3,315                 219,022
Flotek Inds                                           4,834(b)               98,469
Koppers Holdings                                      1,400                  46,844
LSB Inds                                              3,868(b)              106,641
NewMarket                                               905                  48,761
Olin                                                  5,175                 106,036
PolyOne                                               7,060(b)               43,490
ShengdaTech                                           8,830(b,c)            108,962
Terra Inds                                            5,131(b)              231,254
Westlake Chemical                                     3,216                  64,642

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 12 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
CHEMICALS (CONT.)
WR Grace & Co                                         4,848(b)             $109,662
Zoltek Companies                                      2,465(b)               89,973
                                                                    ---------------
Total                                                                     2,446,950
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.9%)
First BanCorp                                         6,493(c)               62,073
First Citizens BancShares Cl A                          437                  59,581
Oriental Financial Group                              2,471(c)               39,462
UMB Financial                                         3,617                 152,383
Whitney Holding                                       1,378                  36,986
                                                                    ---------------
Total                                                                       350,485
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.9%)
CBIZ                                                  7,846(b)               73,831
Copart                                                1,206(b)               49,301
FTI Consulting                                        1,361(b)               75,277
GeoEye                                                2,980(b)              104,181
IHS Cl A                                              1,342(b)               83,123
Layne Christensen                                     2,064(b)               76,162
Stericycle                                            2,212(b)              131,083
TEAM                                                  3,145(b)               94,507
TrueBlue                                              3,843(b)               54,840
                                                                    ---------------
Total                                                                       742,305
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.7%)
Ciena                                                 3,940(b)              106,892
CommScope                                             1,196(b)               53,043
EMS Technologies                                      1,776(b)               48,804
InterDigital                                          3,270(b)               66,087
                                                                    ---------------
Total                                                                       274,826
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.0%)
Immersion                                             8,418(b)               82,496
Lexmark Intl Cl A                                     6,862(b)              248,473
Novatel Wireless                                      5,259(b)               84,144
Stratasys                                             2,090(b)               46,189
Synaptics                                             5,606(b)              148,559
Western Digital                                      21,512(b,d)            568,993
                                                                    ---------------
Total                                                                     1,178,854
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.2%)
Jacobs Engineering Group                              2,798(b)              213,879
Michael Baker                                         3,765(b)              128,876

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
CONSTRUCTION & ENGINEERING (CONT.)
Perini                                                1,777(b)              $62,106
Shaw Group                                            1,185(b)               66,953
                                                                    ---------------
Total                                                                       471,814
-----------------------------------------------------------------------------------

CONSUMER FINANCE (0.4%)
First Marblehead                                     10,275                 168,921
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.9%)
Owens-Illinois                                        6,668(b)              336,067
-----------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
LKQ                                                   4,448(b)               79,575
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.5%)
Career Education                                      2,218(b)               48,219
ITT Educational Services                                710(b)               64,859
Strayer Education                                       498                  85,945
                                                                    ---------------
Total                                                                       199,023
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.3%)
Ampal-American Israel Cl A                            9,152(b,c)             67,633
NASDAQ Stock Market                                     877(b)               40,579
                                                                    ---------------
Total                                                                       108,212
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
NTELOS Holdings                                       2,848                  60,605
Shenandoah Telecommunications                         2,839                  51,869
                                                                    ---------------
Total                                                                       112,474
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.4%)
Central Vermont Public Service                        4,957                 144,397
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.8%)
American Superconductor                               4,901(b)               99,245
Encore Wire                                           2,277                  37,980
General Cable                                         5,359(b)              310,876
GrafTech Intl                                         4,696(b)               70,675
SunPower Cl A                                         2,436(b)              168,303
                                                                    ---------------
Total                                                                       687,079
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.3%)
Arrow Electronics                                     6,521(b)              223,148
Avnet                                                 5,756(b)              204,971
Benchmark Electronics                                 9,918(b)              176,045
FLIR Systems                                          3,690(b)              111,733
Ingram Micro Cl A                                    11,625(b)              206,693

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

        RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL
                                                                      REPORT  13

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
ELECTRONIC EQUIPMENT & INSTRUMENTS (CONT.)
Itron                                                 1,383(b)             $113,959
Plexus                                                5,898(b)              133,236
SYNNEX                                                2,326(b)               49,544
Trimble Navigation                                    3,067(b)               81,122
                                                                    ---------------
Total                                                                     1,300,451
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (5.1%)
Global Inds                                           5,822(b)              102,817
Grey Wolf                                            18,999(b)              113,234
Helmerich & Payne                                    10,294(d)              403,730
Oil States Intl                                       5,879(b)              206,118
Patterson-UTI Energy                                 16,129                 315,806
SEACOR Holdings                                       2,219(b)              195,716
Tidewater                                             6,173                 326,922
Unit                                                  4,769(b)              239,022
Willbros Group                                        2,716(b,c)             90,497
                                                                    ---------------
Total                                                                     1,993,862
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.0%)
BJ's Wholesale Club                                   1,900(b)               61,636
Great Atlantic & Pacific Tea                          3,757(b)              112,222
PriceSmart                                            1,617                  46,020
Rite Aid                                             35,713(b)              105,710
Winn-Dixie Stores                                     2,718(b)               48,163
                                                                    ---------------
Total                                                                       373,751
-----------------------------------------------------------------------------------

FOOD PRODUCTS (2.0%)
Cal-Maine Foods                                       3,180                  91,679
Darling Intl                                         16,258(b)              188,593
Fresh Del Monte Produce                               4,883(b,c)            156,451
Green Mountain Coffee Roasters                        2,080(b)               80,122
Imperial Sugar                                        2,454                  53,939
Sanderson Farms                                       3,016                 101,368
Seaboard                                                 75                  96,394
                                                                    ---------------
Total                                                                       768,546
-----------------------------------------------------------------------------------

GAS UTILITIES (1.1%)
Atmos Energy                                          3,015                  86,591
New Jersey Resources                                  1,972                  92,467
Nicor                                                 6,062                 248,542
                                                                    ---------------
Total                                                                       427,600
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.3%)
DENTSPLY Intl                                         1,978                  81,711
IDEXX Laboratories                                      770(b)               43,405
Intuitive Surgical                                    1,573(b,d)            399,541

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
HEALTH CARE EQUIPMENT & SUPPLIES (CONT.)
Meridian Bioscience                                   6,387                $200,616
NuVasive                                              2,185(b)               86,111
Regeneration Technologies                             6,369(b)               50,952
Wright Medical Group                                  1,742(b)               47,557
                                                                    ---------------
Total                                                                       909,893
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.2%)
Air Methods                                           2,858(b)              131,125
AMERIGROUP                                              932(b)               34,969
HealthSpring                                          2,921(b)               60,435
Healthways                                              710(b)               39,973
HMS Holdings                                          2,841(b)               89,776
Kindred Healthcare                                    4,044(b)              111,372
Magellan Health Services                                652(b)               28,518
Molina Healthcare                                     4,676(b)              159,498
ResCare                                               2,130(b)               47,648
WellCare Health Plans                                 3,532(b)              165,969
                                                                    ---------------
Total                                                                       869,283
-----------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.3%)
Emageon                                              14,621(b)               42,108
Phase Forward                                         3,779(b)               65,188
                                                                    ---------------
Total                                                                       107,296
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.5%)
Bally Technologies                                    2,127(b)              101,330
Penn Natl Gaming                                        909(b)               47,404
Premier Exhibitions                                   5,770(b)               35,082
                                                                    ---------------
Total                                                                       183,816
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (3.3%)
Avatar Holdings                                       2,476(b)              106,220
Beazer Homes USA                                      9,284                  80,956
Champion Enterprises                                  4,924(b)               48,107
KB Home                                               3,170                  87,175
MDC Holdings                                          2,452                 113,454
Meritage Homes                                        4,426(b)               71,037
NVR                                                     819(b,d)            517,200
Ryland Group                                          5,137                 173,169
Toll Brothers                                         3,687(b)               85,833
                                                                    ---------------
Total                                                                     1,283,151
-----------------------------------------------------------------------------------

INSURANCE (8.5%)
Allied World Assurance Holdings                       2,690(c)              128,125
American Financial Group                              7,044                 195,330
Arch Capital Group                                    4,051(b,c)            285,433

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
INSURANCE (CONT.)
Aspen Insurance Holdings                              7,497(c)             $211,565
Axis Capital Holdings                                13,078(c)              523,643
Conseco                                              11,847(b)              142,638
Fidelity Natl Financial Cl A                         20,795                 409,454
First American                                        7,946                 346,048
Odyssey Re Holdings                                   1,754                  66,617
Old Republic Intl                                     9,389                 140,178
PartnerRe                                             4,832(c)              383,081
RenaissanceRe Holdings                                6,147(c)              350,318
Transatlantic Holdings                                2,448                 166,954
                                                                    ---------------
Total                                                                     3,349,384
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (1.1%)
1-800-FLOWERS.com Cl A                               10,598(b)               82,770
Blue Nile                                             1,735(b)               95,859
Gaiam Cl A                                            2,079(b)               50,665
Priceline.com                                         1,725(b)              187,197
                                                                    ---------------
Total                                                                       416,491
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.3%)
Chordiant Software                                    6,782(b)               59,139
CMGI                                                  5,938(b)               76,600
DealerTrack Holdings                                  2,639(b)               71,147
EarthLink                                             5,044(b)               34,350
RealNetworks                                          7,279(b)               42,437
Sohu.com                                              2,546(b,c)            118,465
Vocus                                                 3,252(b)               95,674
                                                                    ---------------
Total                                                                       497,812
-----------------------------------------------------------------------------------

IT SERVICES (1.1%)
Iron Mountain                                         1,447(b)               49,762
SAIC                                                 20,574(b,d)            388,849
                                                                    ---------------
Total                                                                       438,611
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.0%)
Brunswick                                            14,232                 270,266
JAKKS Pacific                                         5,484(b)              129,203
                                                                    ---------------
Total                                                                       399,469
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.6%)
Bio-Rad Laboratories Cl A                               538(b)               51,223
Covance                                                 956(b)               79,501
eResearch Technology                                  9,189(b)               89,317
Illumina                                              1,394(b)               88,798
Invitrogen                                              931(b)               79,759

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
LIFE SCIENCES TOOLS & SERVICES (CONT.)
Luminex                                               4,815(b)              $72,081
PAREXEL Intl                                          3,265(b)              177,648
                                                                    ---------------
Total                                                                       638,327
-----------------------------------------------------------------------------------

MACHINERY (5.8%)
AGCO                                                  4,167(b)              250,938
Barnes Group                                          1,657                  44,159
Bucyrus Intl Cl A                                     1,025                  95,028
Dynamic Materials                                     2,230                 119,483
Flowserve                                             2,367                 194,378
FreightCar America                                    3,790                 142,921
Hardinge                                              3,481                  59,351
Harsco                                                2,287                 130,176
Hurco Companies                                       2,024(b)               74,018
Kennametal                                            1,118                  34,244
LB Foster Cl A                                        3,563(b)              164,005
Lindsay                                                 812                  49,548
Manitowoc                                             6,226                 237,335
Mueller Inds                                          5,155                 144,340
NACCO Inds Cl A                                         640                  64,038
Robbins & Myers                                         770                  51,036
Sun Hydraulics                                        3,284                  75,532
Tennant                                               1,372                  45,262
Timken                                                5,049                 152,631
Valmont Inds                                          1,603                 134,171
                                                                    ---------------
Total                                                                     2,262,594
-----------------------------------------------------------------------------------

MARINE (0.7%)
Genco Shipping & Trading                              2,700                 133,164
TBS Intl Series A                                     3,775(b,c)            125,745
                                                                    ---------------
Total                                                                       258,909
-----------------------------------------------------------------------------------

MEDIA (0.5%)
Discovery Holding Cl A                                2,444(b)               56,750
Gemstar-TV Guide Intl                                20,068(b)               86,493
TiVo                                                  7,060(b)               61,916
                                                                    ---------------
Total                                                                       205,159
-----------------------------------------------------------------------------------

METALS & MINING (3.1%)
AK Steel Holding                                      2,433(b)              116,249
Century Aluminum                                        834(b)               43,360
Cleveland-Cliffs                                      2,558                 260,507
Commercial Metals                                    12,252                 347,344
General Moly                                          5,002(b)               50,420
Kaiser Aluminum                                         517                  33,067
Metal Management                                      1,944                  96,578
Quanex                                                3,110                 162,995

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

        RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL
                                                                      REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
METALS & MINING (CONT.)
Schnitzer Steel Inds Cl A                             1,404                 $79,551
Worthington Inds                                      2,378                  38,975
                                                                    ---------------
Total                                                                     1,229,046
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
Dillard's Cl A                                       15,928                 315,852
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.4%)
Integrys Energy Group                                 3,473                 168,857
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.9%)
Cimarex Energy                                        7,219(d)              294,607
Forest Oil                                            2,672(b)              120,828
Frontier Oil                                         11,895(d)              419,537
Frontline                                             6,924(c)              294,755
Holly                                                 1,997                  96,695
Overseas Shipholding Group                            3,046                 198,660
St. Mary Land & Exploration                           4,384                 154,448
Stone Energy                                          2,320(b,d)             95,120
Swift Energy                                          3,072(b)              132,557
Whiting Petroleum                                     2,238(b)              120,270
                                                                    ---------------
Total                                                                     1,927,477
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.2%)
Louisiana-Pacific                                     4,573                  69,830
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.8%)
Auxilium Pharmaceuticals                              1,691(b)               57,832
Durect                                                9,354(b)               47,612
King Pharmaceuticals                                 24,950(b)              261,726
Perrigo                                               2,694                  83,083
ViroPharma                                           10,447(b)               92,560
XenoPort                                              2,800(b)              171,808
                                                                    ---------------
Total                                                                       714,621
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.8%)
Annaly Capital Management                             5,784                 114,060
Digital Realty Trust                                  2,212                  79,035
MFA Mtge Investments                                 10,145                 103,479
                                                                    ---------------
Total                                                                       296,574
-----------------------------------------------------------------------------------

ROAD & RAIL (3.5%)
Arkansas Best                                         6,828                 210,234
Avis Budget Group                                     3,605(b)               48,127
Con-way                                               8,915                 434,071
Ryder System                                          5,598                 291,432

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
ROAD & RAIL (CONT.)
Werner Enterprises                                    6,633                $135,114
YRC Worldwide                                        14,525(b)              265,953
                                                                    ---------------
Total                                                                     1,384,931
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.6%)
Advanced Analogic Technologies                       10,701(b)               72,125
Amkor Technology                                     11,032(b)               84,284
ANADIGICS                                             7,783(b)               77,752
Cree                                                  1,358(b)               40,129
Cypress Semiconductor                                 2,317(b)               49,236
Monolithic Power Systems                              3,751(b)               58,666
NetLogic Microsystems                                 1,810(b)               47,060
OmniVision Technologies                               9,915(b)              140,396
Pericom Semiconductor                                 3,467(b)               47,013
                                                                    ---------------
Total                                                                       616,661
-----------------------------------------------------------------------------------

SOFTWARE (1.7%)
ANSYS                                                 2,247(b)               78,443
Concur Technologies                                   6,306(b)              221,088
NAVTEQ                                                1,871(b)              138,267
Nuance Communications                                 6,200(b)               98,518
Taleo Cl A                                            3,143(b)               66,412
VASCO Data Security Intl                              3,061(b)               58,067
                                                                    ---------------
Total                                                                       660,795
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (5.4%)
Asbury Automotive Group                               7,026                  99,629
AutoNation                                           13,765(b)              224,094
Barnes & Noble                                        9,010                 305,890
Blockbuster Cl A                                     52,068(b,d)            162,452
Borders Group                                         5,589                  62,932
Cato Cl A                                             8,358                 136,820
Conn's                                                4,280(b)               82,604
Foot Locker                                          13,960                 191,112
GameStop Cl A                                         2,974(b)              153,845
Group 1 Automotive                                    2,962                  78,315
RadioShack                                            9,662                 167,636
Rent-A-Center                                         7,914(b)              135,329
Sonic Automotive Cl A                                 8,936                 179,167
Stage Stores                                          9,845                 117,845
                                                                    ---------------
Total                                                                     2,097,670
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.3%)
crocs                                                 2,080(b)               72,363
Deckers Outdoor                                       1,373(b)              166,463

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
TEXTILES, APPAREL & LUXURY GOODS (CONT.)
Hanesbrands                                           3,887(b)              $99,546
Jones Apparel Group                                  10,812                 181,641
                                                                    ---------------
Total                                                                       520,013
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.1%)
Corus Bankshares                                     15,736                 200,161
PMI Group                                            18,405                 174,848
Radian Group                                          4,578                  41,843
                                                                    ---------------
Total                                                                       416,852
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.7%)
Kaman                                                 1,415                  41,799
Rush Enterprises Cl A                                 3,239(b)               54,350
United Rentals                                        4,384(b)               80,008
WESCO Intl                                            2,142(b)               90,479
                                                                    ---------------
Total                                                                       266,636
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $45,435,436)                                                     $38,950,725
-----------------------------------------------------------------------------------

MONEY MARKET FUND (3.3%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  1,298,754(e)           $1,298,754
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $1,298,754)                                                       $1,298,754
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $46,734,190)(f)                                                  $40,249,479
===================================================================================

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2008

                                  NUMBER OF                                            UNREALIZED
                                  CONTRACTS          NOTIONAL        EXPIRATION      APPRECIATION/
CONTRACT DESCRIPTION             LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
---------------------------------------------------------------------------------------------------
E-Mini S&P MidCap 400 Index           1              $80,640         March 2008            $(93)
Mini Russell 2000 Index               1               71,500         March 2008           6,696
---------------------------------------------------------------------------------------------------
Total                                                                                    $6,603
---------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2008, the value of foreign securities represented 7.5% of net assets.

(d) At Jan. 31, 2008, investments in securities included securities valued at $3,173,980 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e)  Affiliated Money Market Fund - See Note 5 to the financial statements.

(f) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $46,734,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                             $1,839,000
Unrealized depreciation                                             (8,324,000)
------------------------------------------------------------------------------
Net unrealized depreciation                                        $(6,485,000)
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

        RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL
                                                                      REPORT  17

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 18 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JAN. 31, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers (identified cost $45,435,436)           $ 38,950,725
   Affiliated money market fund (identified cost $1,298,754)       1,298,754
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $46,734,190)                                                   40,249,479
Cash                                                                   8,968
Capital shares receivable                                            117,494
Dividends receivable                                                  11,521
Receivable for investment securities sold                          1,892,533
Variation margin receivable                                            6,780
----------------------------------------------------------------------------
Total assets                                                      42,286,775
----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                               312,372
Payable for investment securities purchased                        2,836,561
Accrued investment management services fee                               727
Accrued distribution fee                                                 196
Accrued transfer agency fee                                               60
Accrued administrative services fee                                       62
Other accrued expenses                                                49,826
----------------------------------------------------------------------------
Total liabilities                                                  3,199,804
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $ 39,086,971
============================================================================

--------------------------------------------------------------------------------

        RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL
                                                                      REPORT  19

JAN. 31, 2008 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value                                 $     46,013
Additional paid-in capital                                        59,262,665
Excess of distributions over net investment income                   (24,064)
Accumulated net realized gain (loss)                             (13,719,535)
Unrealized appreciation (depreciation) on investments             (6,478,108)
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $ 39,086,971
============================================================================

Net assets applicable to outstanding shares:    Class A                        $ 17,446,963
                                                Class B                        $  1,178,648
                                                Class C                        $    157,607
                                                Class I                        $ 13,641,429
                                                Class R4                       $     10,245
                                                Class W                        $  6,652,079
Net asset value per share of outstanding        Class A
   capital stock:                               shares(1)          2,053,022   $       8.50
                                                Class B shares       140,103   $       8.41
                                                Class C shares        18,731   $       8.41
                                                Class I shares     1,603,375   $       8.51
                                                Class R4 shares        1,204   $       8.51
                                                Class W shares       784,815   $       8.48
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $9.02. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 20 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JAN. 31, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $    567,113
Income distributions from affiliated money market fund               106,517
   Less foreign taxes withheld                                        (1,267)
----------------------------------------------------------------------------
Total income                                                         672,363
----------------------------------------------------------------------------
Expenses:
Investment management services fee                                   272,157
Distribution fee
   Class A                                                            23,127
   Class B                                                             6,656
   Class C                                                               853
   Class W                                                            45,679
Transfer agency fee
   Class A                                                            11,832
   Class B                                                               952
   Class C                                                               118
   Class R4                                                                3
   Class W                                                            36,544
Administrative services fee                                           26,373
Plan administration services fee -- Class R4                              16
Compensation of board members                                            717
Custodian fees                                                        36,140
Printing and postage                                                  21,014
Registration fees                                                     23,034
Professional fees                                                     10,800
Other                                                                  1,772
----------------------------------------------------------------------------
Total expenses                                                       517,787
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                  (7,367)
----------------------------------------------------------------------------
                                                                     510,420
   Earnings and bank fee credits on cash balances                        (70)
----------------------------------------------------------------------------
Total net expenses                                                   510,350
----------------------------------------------------------------------------
Investment income (loss) -- net                                      162,013
----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                         (13,290,997)
   Futures contracts                                                (351,686)
----------------------------------------------------------------------------
Net realized gain (loss) on investments                          (13,642,683)
Net change in unrealized appreciation (depreciation) on
   investments                                                     1,225,495
----------------------------------------------------------------------------
Net gain (loss) on investments                                   (12,417,188)
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $(12,255,175)
============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

        RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL
                                                                      REPORT  21

STATEMENTS OF CHANGES IN NET ASSETS

                                                        SIX MONTHS ENDED     YEAR ENDED
                                                         JAN. 31, 2008      JULY 31, 2007
                                                          (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                           $    162,013      $    236,927
Net realized gain (loss) on investments                    (13,642,683)            1,725
Net change in unrealized appreciation (depreciation)
   on investments                                            1,225,495        (6,728,788)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              (12,255,175)       (6,490,136)
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                  (44,544)          (51,227)
      Class B                                                       --            (1,714)
      Class C                                                       --              (180)
      Class I                                                 (147,613)          (86,805)
      Class R4                                                     (58)              (57)
      Class W                                                  (82,725)              (25)
-----------------------------------------------------------------------------------------
Total distributions                                           (274,940)         (140,008)
-----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                            3,596,044         9,526,024
   Class B shares                                              260,392         1,559,049
   Class C shares                                               43,891           186,778
   Class I shares                                            2,037,108        41,657,381
   Class R4 shares                                                  --             4,169
   Class W shares                                           34,259,574        74,596,249
Reinvestment of distributions at net asset value
   Class A shares                                               23,307            12,334
   Class B shares                                                   --             1,637
   Class C shares                                                   --               133
   Class I shares                                              147,564            86,753
   Class R4 shares                                                  14                12
   Class W shares                                               82,712                --
Payments for redemptions
   Class A shares                                           (2,363,708)         (602,001)
   Class B shares                                             (287,412)         (163,893)
   Class C shares                                              (50,373)           (1,577)
   Class I shares                                          (23,433,857)       (1,367,934)
   Class R4 shares                                              (3,611)               --
   Class W shares                                          (78,479,438)      (12,494,015)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                            (64,167,793)      113,001,099
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    (76,697,908)      106,370,955
Net assets at beginning of period                          115,784,879         9,413,924
-----------------------------------------------------------------------------------------
Net assets at end of period                               $ 39,086,971      $115,784,879
=========================================================================================
Undistributed (excess of distributions over) net
   investment income                                      $    (24,064)     $     88,863
-----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 22 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Jan. 31, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Disciplined Small and Mid Cap Equity Fund (the Fund) is a series of RiverSource Dimensions Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Dimensions Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of companies with market capitalizations of up to $5 billion or that fall within the range of companies that comprise the Russell 2500(TM) Index at the time of investment.

The Fund offers Class A, Class B, Class C, Class I, Class R4 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Jan. 31, 2008, RiverSource Investments, LLC (the Investment Manager) and the affiliated funds-of-funds owned 100% of Class I shares.

At Jan. 31, 2008, the Investment Manager and the affiliated funds-of-funds owned approximately 35% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g. distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

        RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL
                                                                      REPORT  23

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the

--------------------------------------------------------------------------------

 24 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six months ended Jan. 31, 2008, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net

--------------------------------------------------------------------------------

        RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL
                                                                      REPORT  25

U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At Jan. 31, 2008, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of

--------------------------------------------------------------------------------

 26 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Aug. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.70% to 0.475% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change in the Lipper Mid-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the Index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $35,528 for the six months ended Jan. 31, 2008. The management fee for the six months ended Jan. 31, 2008 was 0.62% of the Fund's average daily net assets, including as adjustment under the terms of the performance incentive arrangement.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's

--------------------------------------------------------------------------------

        RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL
                                                                      REPORT  27
average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended Jan. 31, 2008 was 0.06% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Funds and the Board. For the six months ended Jan. 31, 2008, other expenses paid to this company were $399.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund.

--------------------------------------------------------------------------------

 28 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $16,122 for Class A, $1,019 for Class B and $11 for Class C for the six months ended Jan. 31, 2008.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Jan. 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 1.25% for Class A, 2.02% for Class B, 2.01% for Class C, 0.88% for Class I, 0.90% for Class R4 and 1.32% for Class W. Of these waived/reimbursed fees and expenses, the transfer agency fee at the class level was $2 for Class R4, the plan administration services fee at the class level was $16 for Class R4 and the management fees at the Fund level were $7,349. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.36% for Class A, 2.12% for Class B, 2.12% for Class C, 0.96% for Class I, 1.23% for Class R4 and 1.41% for Class W of the Fund's average daily net assets until July 31, 2008, unless sooner terminated at the discretion of the Board.

During the six months ended Jan. 31, 2008, the Fund's transfer agency fees were reduced by $70 as a result of bank fee credits from overnight cash balances.

The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $18,272,697 and $78,603,533, respectively, for the six months ended Jan. 31, 2008. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------

        RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL
                                                                      REPORT  29

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                               SIX MONTHS ENDED JAN. 31, 2008
                                             ISSUED FOR
                                             REINVESTED                            NET
                                 SOLD       DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                          393,826        2,670          (267,873)          128,623
Class B                           28,854           --           (32,942)           (4,088)
Class C                            4,971           --            (5,647)             (676)
Class I                          221,097       16,884        (2,686,024)       (2,448,043)
Class R4                              --            2              (384)             (382)
Class W                        3,690,324        9,475        (8,894,403)       (5,194,604)
----------------------------------------------------------------------------------------------

                                                  YEAR ENDED JULY 31, 2007
                                             ISSUED FOR
                                             REINVESTED                            NET
                                 SOLD       DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                          943,472        1,246           (59,415)          885,303
Class B                          155,478          166           (15,613)          140,031
Class C                           18,543           14              (150)           18,407
Class I                        4,167,297        8,763          (131,451)        4,044,609
Class R4                             421            1                --               422
Class W*                       7,145,709           --        (1,166,290)        5,979,419
----------------------------------------------------------------------------------------------

* For the period from Dec. 1, 2006 (inception date) to July 31, 2007.

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $34,422,396 and $34,883,429, respectively, for the six months ended Jan. 31, 2008.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to

--------------------------------------------------------------------------------

 30 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended Jan. 31, 2008.

7. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, the Fund had a capital loss carry-over of $115,029 at July 31, 2007, that if not offset by capital gains will expire as follows:

   2014      2015
  $93,125   $21,904

The Fund also had a post-October loss of $6,598 at July 31, 2007.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was

--------------------------------------------------------------------------------

        RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL
                                                                      REPORT  31
censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/ Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 32 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(K)            2007        2006(B)
Net asset value, beginning of period      $9.55          $8.95          $9.48
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .01(c)         .05(c)          --
Net gains (losses) (both realized and
 unrealized)                              (1.04)           .59           (.53)
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (1.03)           .64           (.53)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.02)          (.04)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $8.50          $9.55          $8.95
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $17            $18             $9
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.30%(f)       1.67%          5.83%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)          1.25%(f)       1.29%          1.26%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .23%(f)        .52%           .01%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     22%            84%            14%
-----------------------------------------------------------------------------------------------------------
Total return(i)                         (10.78%)(j)      7.12%         (5.59%)(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

        RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL
                                                                      REPORT  33

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(K)            2007        2006(B)
Net asset value, beginning of period      $9.47          $8.93          $9.48
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.02)(c)       (.04)(c)       (.01)
Net gains (losses) (both realized
 and unrealized)                          (1.04)           .62           (.54)
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (1.06)           .58           (.55)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --           (.04)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $8.41          $9.47          $8.93
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $1             $1            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              2.07%(f)       2.12%          6.64%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)          2.02%(f)       2.06%          2.07%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.54%)(f)      (.41%)         (.37%)(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     22%            84%            14%
-----------------------------------------------------------------------------------------------------------
Total return(i)                         (11.19%)(j)      6.43%         (5.80%)(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 34 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(J)            2007        2006(B)
Net asset value, beginning of period      $9.47          $8.93          $9.48
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.02)(c)       (.04)(c)       (.01)
Net gains (losses) (both realized and
 unrealized)                              (1.04)           .61           (.54)
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (1.06)           .57           (.55)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --           (.03)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $8.41          $9.47          $8.93
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              2.07%(f)       2.16%          6.61%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)          2.01%(f)       2.06%          2.04%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.55%)(f)      (.40%)         (.78%)(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     22%            84%            14%
-----------------------------------------------------------------------------------------------------------
Total return(i)                         (11.19%)(j)      6.37%         (5.80%)(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

        RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL
                                                                      REPORT  35

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED JULY 31,           2008(K)            2007        2006(B)
Net asset value, beginning of period      $9.57          $8.95          $9.48
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .03(c)         .08(c)          --
Net gains (losses) (both realized and
 unrealized)                              (1.04)           .59           (.53)
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (1.01)           .67           (.53)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.05)          (.05)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $8.51          $9.57          $8.95
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $14            $39            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               .89%(f)        .95%          5.58%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)           .88%(f)        .95%          1.01%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .67%(f)        .80%           .19%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     22%            84%            14%
-----------------------------------------------------------------------------------------------------------
Total return(i)                         (10.58%)(j)      7.48%         (5.59%)(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 36 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED JULY 31,           2008(K)            2007        2006(B)
Net asset value, beginning of period      $9.56          $8.95          $9.48
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .03(c)         .07(c)          --
Net gains (losses) (both realized and
 unrealized)                              (1.04)           .58           (.53)
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (1.01)           .65           (.53)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.04)          (.04)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $8.51          $9.56          $8.95
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.21%(f)       1.68%          5.69%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)           .90%(f)       1.15%          1.12%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .59%(f)        .71%           .21%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     22%            84%            14%
-----------------------------------------------------------------------------------------------------------
Total return(i)                         (10.53%)(j)      7.30%         (5.59%)(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

        RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL
                                                                      REPORT  37

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(K)         2007(B)
Net asset value, beginning of period      $9.54          $9.79
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .01             --
Net gains (losses) (both realized and
 unrealized)                              (1.05)          (.20)
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (1.04)          (.20)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.02)          (.05)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $8.48          $9.54
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $7            $57
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.32%(f)       1.60%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)          1.32%(f)       1.32%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .22%(f)        .03%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     22%            84%
-----------------------------------------------------------------------------------------------------------
Total return(i)                         (10.87%)(j)     (2.06%)(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 1, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 38 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

        RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2008 SEMIANNUAL
                                                                      REPORT  39

     RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource mutual
                                        funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                                S-6516 C 3/08

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

DISCIPLINED SMALL CAP VALUE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2008


RIVERSOURCE DISCIPLINED SMALL CAP
VALUE FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM
CAPITAL GROWTH.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS

Fund Snapshot.......................      2

Performance Summary.................      4

Questions & Answers
   with Portfolio Management........      6

Fund Expenses Example...............     10

Portfolio of Investments............     12

Financial Statements................     19

Notes to Financial Statements.......     25

Proxy Voting........................     43

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

       RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  1

FUND SNAPSHOT AT JAN. 31, 2008 (UNAUDITED)

FUND OBJECTIVE

RiverSource Disciplined Small Cap Value Fund seeks to provide shareholders with long-term capital growth.

SECTOR BREAKDOWN*

Percentage of portfolio assets
(PIE CHART)

Financials                                                   26.1%
Industrials                                                  19.6%
Consumer Discretionary                                       12.2%
Information Technology                                        9.6%
Energy                                                        9.3%
Materials                                                     8.6%
Other(1)                                                     14.6%

* Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

(1) Includes Consumer Staples 4.7%, Health Care 4.7%, Utilities 2.2%, Telecommunication Services 2.1% and Cash & Cash Equivalents 0.9%.

TOP TEN HOLDINGS

Percentage of portfolio assets

Aspen Insurance Holdings              1.9%
SkyWest                               1.1%
Oil States Intl                       1.0%
Platinum Underwriters Holdings        1.0%
CF Inds Holdings                      0.9%
Selective Insurance Group             0.9%
Zenith Natl Insurance                 0.9%
Commerce Group                        0.9%
Swift Energy                          0.9%
IPC Holdings                          0.9%

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.
--------------------------------------------------------------------------------

 2 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

FUND SNAPSHOT AT JAN. 31, 2008 (UNAUDITED)

STYLE MATRIX


          STYLE
VALUE    BLEND    GROWTH
                           LARGE
                           MEDIUM        SIZE
X                          SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGERS

                           YEARS IN INDUSTRY
Dimitris Bertsimas,                  15
   Ph.D.
Gina Mourtzinou, Ph.D.               12
Steve Kokkotos, Ph.D.                10

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     RDVAX          02/16/06
Class B                        --          02/16/06
Class C                     RDVCX          02/16/06
Class I                     RCVIX          02/16/06
Class R2                       --          12/11/06
Class R3                       --          12/11/06
Class R4                    RSDVX          02/16/06
Class R5                       --          12/11/06
Total net assets                        $38.0 million
Number of holdings                              351

--------------------------------------------------------------------------------

       RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  3

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                  For the six-month period ended Jan. 31, 2008

                                  (BAR CHART)

RiverSource Disciplined Small Cap Value Fund Class
  A (excluding sales charge)                          -10.80%

Russell 2000 Value Index(1) (unmanaged)                -8.89%

Lipper Small-Cap Value Funds Index(2)                 -10.15%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Russell 2000 Value Index, an unmanaged index, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Small-Cap Value Funds Index includes the 30 largest small-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
Class A                                           1.73%                        1.35%
Class B                                           2.38%                        2.11%
Class C                                           2.47%                        2.10%
Class I                                           1.19%                        0.97%
Class R2                                          1.85%                        1.77%
Class R3                                          1.60%                        1.52%
Class R4                                          1.90%                        1.27%
Class R5                                          1.10%                        1.02%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.05%) will not exceed 1.40% for Class A, 2.16% for Class B, 2.15% for Class C, 1.02% for Class I, 1.82% for Class R2, 1.57% for Class R3, 1.32% for Class R4 and 1.07% for Class R5.
--------------------------------------------------------------------------------

 4 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2008
                                                             SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    INCEPTION
 Class A (inception 2/16/06)          -10.80%    -18.76%     -5.78%
 Class B (inception 2/16/06)          -11.09%    -19.39%     -6.54%
 Class C (inception 2/16/06)          -11.15%    -19.37%     -6.52%
 Class I (inception 2/16/06)          -10.59%    -18.48%     -5.47%
 Class R2 (inception 12/11/06)        -10.84%    -18.96%    -15.41%
 Class R3 (inception 12/11/06)        -10.68%    -18.81%    -15.19%
 Class R4 (inception 2/16/06)         -10.61%    -18.58%     -5.61%
 Class R5 (inception 12/11/06)        -10.63%    -18.52%    -14.92%
WITH SALES CHARGE
 Class A (inception 2/16/06)          -15.93%    -23.42%     -8.57%
 Class B (inception 2/16/06)          -15.43%    -23.33%     -8.39%
 Class C (inception 2/16/06)          -12.02%    -20.15%     -6.52%

AT DEC. 31, 2007
                                                             SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    INCEPTION
 Class A (inception 2/16/06)          -16.51%    -14.81%     -4.42%
 Class B (inception 2/16/06)          -16.75%    -15.43%     -5.15%
 Class C (inception 2/16/06)          -16.80%    -15.41%     -5.14%
 Class I (inception 2/16/06)          -16.30%    -14.52%     -4.10%
 Class R2 (inception 12/11/06)        -16.48%    -15.01%    -13.89%
 Class R3 (inception 12/11/06)        -16.41%    -14.87%    -13.75%
 Class R4 (inception 2/16/06)         -16.24%    -14.53%     -4.19%
 Class R5 (inception 12/11/06)        -16.34%    -14.56%    -13.45%
WITH SALES CHARGE
 Class A (inception 2/16/06)          -21.29%    -19.71%     -7.38%
 Class B (inception 2/16/06)          -20.81%    -19.56%     -7.12%
 Class C (inception 2/16/06)          -17.61%    -16.23%     -5.14%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only.

* Not annualized.
--------------------------------------------------------------------------------

       RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  5

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, Portfolio Managers Dimitris Bertsimas, Gina Mourtzinou and Steve Kokkotos discuss RiverSource Disciplined Small Cap Value Fund's positioning and results for the six-month period ended Jan. 31, 2008.

At Jan. 31, 2008, approximately 66% of the Fund's shares were owned in the aggregate by affiliated funds-of-funds managed by RiverSource Investments, LLC (RiverSource). As a result of asset allocation decisions by RiverSource, it is possible that RiverSource Disciplined Small Cap Value Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 32, Class I capital share transactions for related activity during the most recent fiscal period). RiverSource seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. RiverSource Disciplined Small Cap Value Fund may experience increased expenses as it buys and sells securities as a result of purchases or redemptions by affiliated funds-of-funds. For more information of the Fund's expenses, see the discussions beginning on pages 10 and 29.

Q: How did RiverSource Disciplined Small Cap Value Fund perform for the semiannual period?

A: RiverSource Disciplined Small Cap Value Fund's Class A shares (excluding sales charge) declined 10.80% for the six-month period ended Jan. 31, 2008. The Fund underperformed its benchmark, the unmanaged Russell 2000 Value Index (Russell Index), which fell 8.89%, as well as the Lipper Small-Cap Value Funds Index, representing the Fund's peer group, which declined 10.15%, for the same period.

   DURING THE REPORTING PERIOD, ALL THREE QUANTITATIVE INVESTMENT MODELS UNDERPERFORMED THE RUSSELL INDEX.


Q: What factors most significantly affected the Fund's performance?

A: The Fund's performance resulted from the three quantitative investment models - momentum, value and quality--we employ in selecting stocks for the Fund's portfolio. The momentum model identifies stocks that we believe will experience improving investor sentiment over the next six to nine months. The value model uses a proprietary earnings estimate and selects stocks with low price-to-predicted-earnings ratios. The quality model selects companies that we feel possess strong and stable fundamentals, adjusted for value. Under the Fund's investment process, the three models choose the small-cap value stocks
--------------------------------------------------------------------------------

 6 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   for the portfolio. We then weight the models and determine the exposure to sectors and industries.

   During the reporting period, all three quantitative investment models underperformed the Russell Index. The momentum model performed worst, followed by quality and value. However, in January 2008, the value and quality models outperformed the Russell Index, supporting our research indicating that the style diversification provided by the very different quantitative models is a significant investment advantage over the long term, even though the Fund may experience underperformance in the short term.

   It is important to remember that we do not make sector or industry bets based on our outlook for the economy or the equity markets. That said, during the period, the Fund's quantitative models led to a bias toward smaller-cap stocks within the Russell Index and toward the cheapest price/earnings stocks. The tilt toward the smaller companies detracted from performance, as the larger companies within the Russell Index performed better than the smaller ones. However, the value tilt helped results a bit.

   From a sector allocation perspective, the Fund's greater-than-Russell Index allocations to materials and energy contributed positively to its results as did a lesser-than-Russell Index position in information technology. These positives, however, were not enough to offset the detracting effects of sizable positions in industrials and consumer discretionary and more modest allocations to utilities, health care and financials.

   Stock selection overall helped the Fund's results relative to the Russell Index. Stock selection was particularly effective in the telecommunication services, health care, information technology and consumer staples sectors. Detracting somewhat from performance was stock selection in materials, energy and utilities.

   Some stocks that contributed favorably to the Fund's return included telecommunication services company Golden Telecom (selected by all three models), financials company Aspen Insurance Holdings (all three models), consumer staples company Cal-Maine Foods (momentum and value models), financials company Commerce Group (value and quality models), and financials company Annaly Capital Management (a value model pick at the time of its purchase but no longer a model selection).
--------------------------------------------------------------------------------

       RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

   Among individual holdings, the stocks that detracted most from the Fund's results were financials company LandAmerica Financial Group (selected by all three models), consumer discretionary firm Standard-Pacific (quality and value models), energy company USEC (all three models), financials company Thornburg Mtge (a value model pick at the time of its purchase but no longer a model selection), and consumer discretionary firm ArvinMeritor (value and quality models).

   At the end of January, the Fund's largest individual stock holdings included three financials companies: Aspen Insurance Holdings (selected by all three models), Zenith Natl Insurance (value and quality models) and Platinum Underwriters Holdings (value and quality models). Other top holdings at the end of the period were airline company SkyWest (value and quality models) and energy company Oil States Intl (momentum and value models).

Q: What changes did you make to the Fund's portfolio during the period?

A: As a result of quantitative models-driven stock selection during the period, the portfolio's sector allocations changed somewhat. For example, the Fund's exposure to energy and telecommunications relative to the Russell Index increased, while its position in consumer discretionary decreased.

   In managing risk associated with small-cap investing, we use a proprietary risk management system that allows us to manage the Fund's exposure to several key factors, including industry, sector, market capitalization and portfolio turnover. During the period, we used these and other techniques to avoid large deviations in exposure from the Russell Index.

--------------------------------------------------------------------------------

 8 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

Q: How do you intend to manage the Fund in the coming months?

A: We believe our use of multiple investment disciplines serves the Fund well in all investment environments over the long term, and the portfolio is well positioned for most potential market conditions. Whether there is a surge in small-cap stocks or a downturn, the combination of models should, in our view, help us deliver value relative to the Russell Index over extended periods of time. We are convinced that our multifaceted, disciplined approach may assist in managing risk in the portfolio. We believe this combination of style diversification and rigorous risk management will allow us to maintain the high quality of the Fund's portfolio in whatever market conditions lie ahead.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.
--------------------------------------------------------------------------------

       RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
--------------------------------------------------------------------------------

 10 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

                               BEGINNING        ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                             AUG. 1, 2007    JAN. 31, 2008   THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                    $1,000         $  892.00        $ 5.91           1.24%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,018.95        $ 6.31           1.24%
 Class B
   Actual(b)                    $1,000         $  889.10        $ 9.52           2.00%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,015.12        $10.16           2.00%
 Class C
   Actual(b)                    $1,000         $  888.50        $ 9.52           2.00%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,015.12        $10.16           2.00%
 Class I
   Actual(b)                    $1,000         $  894.10        $ 4.44            .93%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,020.52        $ 4.74            .93%
 Class R2
   Actual(b)                    $1,000         $  891.60        $ 8.20           1.72%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,016.53        $ 8.74           1.72%
 Class R3
   Actual(b)                    $1,000         $  893.20        $ 7.01           1.47%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,017.80        $ 7.48           1.47%
 Class R4
   Actual(b)                    $1,000         $  893.90        $ 5.82           1.22%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,019.06        $ 6.21           1.22%
 Class R5
   Actual(b)                    $1,000         $  893.70        $ 4.68            .98%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,020.27        $ 4.99            .98%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Jan. 31, 2008: -10.80% for Class A, -11.09% for Class B, -11.15% for Class C, -10.59% for Class I, -10.84% for Class R2, -10.68% for Class R3, -10.61% for Class R4 and -10.63% for Class R5.
--------------------------------------------------------------------------------

      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS

JAN. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (99.7%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (2.4%)
Ceradyne                                               2,982(b)             $143,583
Cubic                                                  2,189                  58,797
Curtiss-Wright                                         3,968                 165,466
Esterline Technologies                                 2,175(b)              101,333
Ladish                                                 2,607(b)               92,522
Orbital Sciences                                       4,949(b)              115,312
Teledyne Technologies                                  2,238(b)              115,548
Triumph Group                                          2,041                 110,214
                                                                     ---------------
Total                                                                        902,775
------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.5%)
ABX Air                                               14,386(b)               51,070
Atlas Air Worldwide Holdings                           1,137(b)               56,782
Park-Ohio Holdings                                     3,076(b)               68,779
                                                                     ---------------
Total                                                                        176,631
------------------------------------------------------------------------------------

AIRLINES (2.0%)
Alaska Air Group                                      12,301(b)              311,215
ExpressJet Holdings                                   13,333(b)               36,532
SkyWest                                               15,933                 414,577
                                                                     ---------------
Total                                                                        762,324
------------------------------------------------------------------------------------

AUTO COMPONENTS (2.1%)
Aftermarket Technology                                 4,046(b)              102,809
American Axle & Mfg Holdings                           2,970                  64,598
ArvinMeritor                                           8,786                 119,314
Cooper Tire & Rubber                                   3,693                  63,040
Exide Technologies                                     3,662(b)               30,285
Lear                                                   2,854(b)               83,793
Modine Mfg                                             8,428                 130,127
Standard Motor Products                                7,371                  60,884
Superior Inds Intl                                     1,858                  33,853
Tenneco                                                3,150(b)               83,381
Visteon                                                7,633(b)               30,532
                                                                     ---------------
Total                                                                        802,616
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

BEVERAGES (0.8%)
Boston Beer Cl A                                       3,919(b)             $139,281
Central European Distribution                          3,155(b)              165,859
                                                                     ---------------
Total                                                                        305,140
------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.3%)
Isis Pharmaceuticals                                   7,598(b)              118,529
------------------------------------------------------------------------------------

BUILDING PRODUCTS (1.1%)
American Woodmark                                      2,700                  56,646
Ameron Intl                                            2,024                 181,857
Gibraltar Inds                                         3,490                  46,068
Insteel Inds                                           1,811                  18,599
Universal Forest Products                              3,172                 114,826
                                                                     ---------------
Total                                                                        417,996
------------------------------------------------------------------------------------

CAPITAL MARKETS (2.1%)
Apollo Investment                                      9,882                 150,009
Cowen Group                                            3,993(b)               39,890
Evercore Partners Cl A                                 1,442                  26,244
Knight Capital Group Cl A                              7,928(b)              132,794
MCG Capital                                            7,447                  98,151
MVC Capital                                            2,993                  45,853
Piper Jaffray Companies                                1,123(b)               53,208
SWS Group                                              9,559                 146,731
Waddell & Reed Financial Cl A                          2,617                  86,832
                                                                     ---------------
Total                                                                        779,712
------------------------------------------------------------------------------------

CHEMICALS (4.9%)
Arch Chemicals                                         2,837                  95,522
Calgon Carbon                                         11,313(b,d)            173,994
CF Inds Holdings                                       3,383                 361,743
Georgia Gulf                                           5,337(d)               41,629
Innospec                                               5,052(c)               79,670
Koppers Holdings                                       5,007                 167,534
NewMarket                                              2,115                 113,956
Olin                                                  14,946                 306,244
OM Group                                               1,520(b)               87,218
PolyOne                                               20,728(b)              127,684

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 12 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
CHEMICALS (CONT.)
Rockwood Holdings                                      3,810(b)             $111,862
Tronox Cl B                                            3,361                  24,603
WR Grace & Co                                          6,970(b)              157,661
                                                                     ---------------
Total                                                                      1,849,320
------------------------------------------------------------------------------------

COMMERCIAL BANKS (7.8%)
1st Source                                               943                  18,389
BancFirst                                              4,048                 182,281
Banner                                                   788                  20,354
Capital Corp of the West                               1,011                  20,089
Capitol Bancorp                                        7,257                 151,091
Chemical Financial                                     6,654                 184,183
City Bank                                              1,166                  25,535
City Holding                                             528                  20,286
Community Bancorp                                      1,053(b)               17,585
Community Bank System                                  1,043                  22,758
Community Trust Bancorp                                5,882                 170,049
Farmers Capital Bank                                   3,336                  89,405
First BanCorp                                         29,681(c)              283,749
First Regional Bancorp                                   862(b)               17,473
First State Bancorporation                             6,808                  85,508
Glacier Bancorp                                        3,678                  68,448
Hanmi Financial                                        1,980                  17,028
Heritage Commerce                                      1,067                  20,198
Independent Bank                                       1,986                  27,645
MainSource Financial Group                            11,339                 175,414
Omega Financial                                          750                  22,853
Preferred Bank                                         1,065                  23,462
Renasant                                                 951                  19,942
Royal Bancshares Cl A                                  2,913                  42,472
Security Bank                                         12,265                  91,620
Simmons First Natl Cl A                                3,875                 109,856
Southwest Bancorp                                      1,058                  18,610
Sterling Financial                                    10,888                 168,220
Taylor Capital Group                                   7,426                 145,475
Trustmark                                              7,144(d)              164,383
UMB Financial                                          4,305                 181,370
Umpqua Holdings                                        9,459                 155,128
Union Bankshares                                         917                  17,707
Univest Corp of Pennsylvania                             852                  22,152
W Holding                                             86,156(c)              124,926
West Coast Bancorp                                       951                  14,455
Wilshire Bancorp                                       2,037                  16,052
                                                                     ---------------
Total                                                                      2,956,151
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

COMMERCIAL SERVICES & SUPPLIES (3.0%)
ABM Inds                                               2,236                 $46,330
AMREP                                                    766                  34,562
CBIZ                                                  12,053(b)              113,419
CDI                                                      930                  18,089
Exponent                                               6,489(b)              199,861
GeoEye                                                 5,097(b)              178,191
Heidrick & Struggles Intl                              1,858                  51,058
Kelly Services Cl A                                    3,901                  67,175
Kimball Intl Cl B                                      2,935                  36,335
PHH                                                    3,814(b)               71,665
Spherion                                               6,173(b)               41,236
Standard Parking                                       4,709(b)               91,213
Tetra Tech                                             6,580(b)              129,560
Volt Information Sciences                              2,388(b)               44,584
                                                                     ---------------
Total                                                                      1,123,278
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.1%)
ARRIS Group                                           13,724(b)              120,634
Dycom Inds                                             2,219(b)               52,413
EMS Technologies                                       5,139(b)              141,219
Extreme Networks                                       8,243(b)               28,438
Foundry Networks                                       2,987(b)               41,221
Loral Space & Communications                           1,769(b)               47,020
                                                                     ---------------
Total                                                                        430,945
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.1%)
Adaptec                                               22,417(b)               69,941
Imation                                                4,278                 110,843
Immersion                                             12,545(b)              122,942
Palm                                                   9,720                  52,682
Quantum                                               32,127(b)               73,892
                                                                     ---------------
Total                                                                        430,300
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.4%)
EMCOR Group                                            4,510(b)               98,904
Perini                                                 2,050(b)               71,648
                                                                     ---------------
Total                                                                        170,552
------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.4%)
Headwaters                                            10,089(b)              113,703
U.S. Concrete                                         11,336(b)               42,397
                                                                     ---------------
Total                                                                        156,100
------------------------------------------------------------------------------------

CONSUMER FINANCE (0.3%)
Cash America Intl                                      3,489                 113,427
------------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  13

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

CONTAINERS & PACKAGING (0.1%)
Silgan Holdings                                          524                 $24,817
------------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Building Materials Holding                            10,447                  71,144
------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.2%)
INVESTools                                             6,105(b)               83,394
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.6%)
Ampal-American Israel Cl A                            23,329(b,c)            172,401
Primus Guaranty                                       10,274(b,c)             51,884
                                                                     ---------------
Total                                                                        224,285
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
Alaska Communications Systems Group                    6,477                  90,937
Atlantic Tele-Network                                  3,550                 111,790
Golden Telecom                                         3,114(c)              319,839
Shenandoah Telecommunications                          7,905                 144,424
                                                                     ---------------
Total                                                                        666,990
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.9%)
Central Vermont Public Service                         4,796                 139,706
Portland General Electric                              4,379                 107,899
UIL Holdings                                           1,817                  62,051
Westar Energy                                          1,916                  46,674
                                                                     ---------------
Total                                                                        356,330
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.0%)
Encore Wire                                            7,767                 129,554
GrafTech Intl                                         10,250(b)              154,262
Superior Essex                                         4,114(b)               98,942
                                                                     ---------------
Total                                                                        382,758
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.2%)
Agilysys                                               1,452                  22,099
Anixter Intl                                           2,603(b)              182,366
Benchmark Electronics                                 13,097(b)              232,471
Brightpoint                                            7,770(b)               98,834
Insight Enterprises                                    5,122(b)               88,457
Methode Electronics                                    2,508                  30,397
Plexus                                                 7,528(b)              170,058

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
ELECTRONIC EQUIPMENT & INSTRUMENTS (CONT.)
Rofin-Sinar Technologies                               4,619(b)             $196,354
SYNNEX                                                 3,552(b)               75,658
Technitrol                                             6,006                 136,096
                                                                     ---------------
Total                                                                      1,232,790
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (5.0%)
BASiC Energy Services                                  2,870(b)               51,344
Bristow Group                                          2,853(b)              143,649
Bronco Drilling                                        6,667(b)              104,405
Dawson Geophysical                                     2,485(b)              142,341
Exterran Holdings                                      1,439(b)               93,880
Grey Wolf                                             51,744(b)              308,394
GulfMark Offshore                                      3,516(b)              147,039
Hornbeck Offshore Services                               966(b)               37,365
Oil States Intl                                       10,532(b)              369,252
Parker Drilling                                       12,843(b)               89,259
Pioneer Drilling                                      13,982(b)              145,553
T-3 Energy Services                                    3,712(b)              167,003
Trico Marine Services                                  1,703(b)               54,649
Union Drilling                                         3,347(b)               51,477
                                                                     ---------------
Total                                                                      1,905,610
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.4%)
Andersons                                              3,883                 176,872
Great Atlantic & Pacific Tea                           5,729(b)              171,125
Nash Finch                                             1,413                  50,416
PriceSmart                                             5,192                 147,764
Ruddick                                                3,902                 132,980
Spartan Stores                                         2,378                  41,805
Village Super Market Cl A                                806                  41,098
Weis Markets                                           1,162                  43,447
Winn-Dixie Stores                                      4,977(b)               88,192
                                                                     ---------------
Total                                                                        893,699
------------------------------------------------------------------------------------

FOOD PRODUCTS (1.4%)
Cal-Maine Foods                                        7,535                 217,234
Chiquita Brands Intl                                   1,712(b)               31,980
Fresh Del Monte Produce                                1,859(b,c)             59,562
Imperial Sugar                                         3,311                  72,776
Seaboard                                                 128                 164,512
                                                                     ---------------
Total                                                                        546,064
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

GAS UTILITIES (0.9%)
EnergySouth                                            2,807                $162,581
Nicor                                                  1,840                  75,440
South Jersey Inds                                      1,324                  46,380
WGL Holdings                                           1,241                  40,010
                                                                     ---------------
Total                                                                        324,411
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
Inverness Medical Innovations                          2,958(b)              133,258
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.2%)
Alliance Imaging                                      12,397(b)              131,780
Amedisys                                               1,923(b)               81,977
AMERIGROUP                                             5,347(b)              200,620
Chemed                                                   996                  51,025
HealthSpring                                           2,331(b)               48,228
Kindred Healthcare                                     9,294(b)              255,958
Magellan Health Services                               1,585(b)               69,328
Molina Healthcare                                      4,437(b)              151,346
RehabCare Group                                        3,865(b)               81,126
ResCare                                                6,119(b)              136,882
                                                                     ---------------
Total                                                                      1,208,270
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.6%)
Bob Evans Farms                                        3,264                  97,072
Jack in the Box                                        2,318(b)               67,755
O'Charley's                                            4,974                  68,989
                                                                     ---------------
Total                                                                        233,816
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.0%)
Avatar Holdings                                        1,620(b)               69,498
Beazer Homes USA                                      11,104                  96,827
Brookfield Homes                                       1,581                  26,798
CSS Inds                                                 778                  22,702
Furniture Brands Intl                                  9,020                  86,141
Hooker Furniture                                       1,456                  31,945
Hovnanian Enterprises Cl A                             5,816(b)               57,520
M/I Homes                                              1,703                  25,409
Meritage Homes                                         6,503(b)              104,373
Standard-Pacific                                      16,361                  62,335
Tupperware Brands                                      4,784                 177,008
                                                                     ---------------
Total                                                                        760,556
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.2%)
Tredegar                                               6,617                  91,712
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

INSURANCE (11.3%)
American Physicians Capital                              804                 $33,221
Aspen Insurance Holdings                              25,050(c)              706,911
Commerce Group                                         9,581                 346,353
Employers Holdings                                     3,508                  61,250
Infinity Property & Casualty                           1,708                  68,098
IPC Holdings                                          13,077(c)              336,471
LandAmerica Financial Group                            4,701                 245,204
Max Capital Group                                     11,612(c)              329,665
Montpelier Re Holdings                                17,133(c)              293,660
Natl Western Life Insurance Cl A                         369                  69,295
Odyssey Re Holdings                                    5,893                 223,816
Platinum Underwriters Holdings                        10,769(c)              363,454
Presidential Life                                      6,153                 112,846
Safety Insurance Group                                 4,931                 192,408
Selective Insurance Group                             15,073                 360,395
Stewart Information Services                           4,469                 152,974
Zenith Natl Insurance                                  9,004                 358,539
                                                                     ---------------
Total                                                                      4,254,560
------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.5%)
Gaiam Cl A                                             5,941(b)              144,782
Systemax                                               4,497                  62,149
                                                                     ---------------
Total                                                                        206,931
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.3%)
CMGI                                                  10,309(b)              132,985
EarthLink                                              9,389(b)               63,939
InfoSpace                                                480                   4,565
RealNetworks                                          19,066(b)              111,155
S1                                                    15,033(b)               85,087
SonicWALL                                              9,737(b)               85,491
                                                                     ---------------
Total                                                                        483,222
------------------------------------------------------------------------------------

IT SERVICES (1.3%)
Perot Systems Cl A                                     6,208(b)               75,365
SAIC                                                  17,772(b)              335,891
Wright Express                                         3,131(b)               93,742
                                                                     ---------------
Total                                                                        504,998
------------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

LEISURE EQUIPMENT & PRODUCTS (0.7%)
Arctic Cat                                             3,338                 $30,877
JAKKS Pacific                                          8,259(b)              194,582
MarineMax                                              3,266(b)               50,525
                                                                     ---------------
Total                                                                        275,984
------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.4%)
Bio-Rad Laboratories Cl A                              1,559(b)              148,432
------------------------------------------------------------------------------------

MACHINERY (5.2%)
Ampco-Pittsburgh                                       2,315                  89,753
Badger Meter                                           2,216                  83,765
Barnes Group                                           5,567                 148,361
Blount Intl                                            1,113(b)               12,900
Briggs & Stratton                                      1,096                  22,852
Cascade                                                1,121                  57,866
CIRCOR Intl                                            4,130                 175,236
Columbus McKinnon                                        471(b)               12,043
Commercial Vehicle Group                               4,917(b)               49,170
FreightCar America                                     3,494                 131,759
Hardinge                                               7,787                 132,768
Kaydon                                                 2,557                 111,715
LB Foster Cl A                                         3,904(b)              179,700
Lindsay                                                1,454                  88,723
Miller Inds                                            8,759(b)              116,495
Mueller Inds                                           4,815(d)              134,820
NACCO Inds Cl A                                        1,077                 107,765
Robbins & Myers                                        2,664                 176,569
Tennant                                                3,861                 127,374
Wabash Natl                                              829                   7,619
                                                                     ---------------
Total                                                                      1,967,253
------------------------------------------------------------------------------------

MARINE (1.4%)
Eagle Bulk Shipping                                    3,634                  89,832
Genco Shipping & Trading                               4,941                 243,690
TBS Intl Series A                                      6,167(b,c)            205,423
                                                                     ---------------
Total                                                                        538,945
------------------------------------------------------------------------------------

MEDIA (1.0%)
DG FastChannel                                         8,421(b)              178,272
Gemstar-TV Guide Intl                                 24,061(b)              103,703
Knology                                                9,979(b)              113,262
                                                                     ---------------
Total                                                                        395,237
------------------------------------------------------------------------------------

METALS & MINING (3.0%)
AM Castle & Co                                         3,318                  70,275
AMCOL Intl                                             4,738                 116,176
Century Aluminum                                       2,827(b)              146,976

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
METALS & MINING (CONT.)
Compass Minerals Intl                                  1,413                 $59,939
Metal Management                                       3,492                 173,483
Olympic Steel                                          2,106                  71,162
Quanex                                                 5,187                 271,850
Schnitzer Steel Inds Cl A                              2,691                 152,472
Worthington Inds                                       5,230                  85,720
                                                                     ---------------
Total                                                                      1,148,053
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.2%)
Fred's Cl A                                            8,050                  75,912
------------------------------------------------------------------------------------

MULTI-UTILITIES (0.3%)
NorthWestern                                           2,756                  79,648
PNM Resources                                          1,300                  25,116
                                                                     ---------------
Total                                                                        104,764
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.3%)
Berry Petroleum Cl A                                   2,328                  87,230
Brigham Exploration                                    7,653(b)               53,112
Callon Petroleum                                       4,357(b)               67,141
General Maritime                                       3,791                  94,168
Golar LNG                                              8,619(c)              177,982
Meridian Resource                                     20,127(b)               33,612
Petrohawk Energy                                       9,320(b)              146,790
Stone Energy                                           4,221(b)              173,061
Swift Energy                                           7,819(b)              337,391
USEC                                                  20,945(b)              169,026
Whiting Petroleum                                      5,706(b)              306,641
                                                                     ---------------
Total                                                                      1,646,154
------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Buckeye Technologies                                   3,973(b)               52,245
Schweitzer-Mauduit Intl                                1,944                  46,345
                                                                     ---------------
Total                                                                         98,590
------------------------------------------------------------------------------------

PHARMACEUTICALS (0.4%)
Perrigo                                                5,498                 169,558
------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (3.4%)
Annaly Capital Management                              8,709                 171,741
BRT Realty Trust                                       3,773                  59,500
Capital Trust Cl A                                     2,651                  76,057
Crystal River Capital                                  4,784                  67,072
Deerfield Capital                                     15,717                 125,579
FelCor Lodging Trust                                   7,900                 106,729
Kite Realty Group Trust                                5,156                  67,853
Medical Properties Trust                               5,082                  64,236

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
MFA Mtge Investments                                  16,759                $170,942
Nationwide Health Properties                           3,968                 125,230
Redwood Trust                                          2,266                  94,062
Senior Housing Properties Trust                        3,794                  84,948
Thornburg Mtge                                         6,109                  68,421
                                                                     ---------------
Total                                                                      1,282,370
------------------------------------------------------------------------------------

ROAD & RAIL (1.2%)
Arkansas Best                                          6,552                 201,736
Saia                                                   3,835(b)               54,112
Werner Enterprises                                     9,500                 193,515
                                                                     ---------------
Total                                                                        449,363
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.3%)
MKS Instruments                                        9,771(b)              181,740
OmniVision Technologies                               11,988(b)              169,750
Pericom Semiconductor                                  5,828(b)               79,028
Silicon Storage Technology                             9,903(b)               28,125
Zoran                                                  2,214(b)               26,125
                                                                     ---------------
Total                                                                        484,768
------------------------------------------------------------------------------------

SOFTWARE (0.2%)
Pegasystems                                            9,622                  94,392
------------------------------------------------------------------------------------

SPECIALTY RETAIL (4.3%)
Asbury Automotive Group                               10,056                 142,594
Blockbuster Cl A                                      42,737(b)              133,339
Books-A-Million                                        1,585                  16,912
Borders Group                                          5,556                  62,561
Charming Shoppes                                      28,788(b)              185,682
Collective Brands                                      2,187(b)               38,535
Conn's                                                 6,515(b)              125,740
Finish Line Cl A                                      13,512                  30,267
Gander Mountain                                          130(b)                  627
Group 1 Automotive                                     4,545                 120,170
Haverty Furniture Companies                            4,131                  42,260
Hot Topic                                              4,901(b)               27,201
Lithia Motors Cl A                                     3,831                  58,576
Rent-A-Center                                         13,027(b)              222,761
Shoe Carnival                                          2,763(b)               40,837
Sonic Automotive Cl A                                  8,562                 171,668

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
SPECIALTY RETAIL (CONT.)
Stage Stores                                           8,134                 $97,364
Stein Mart                                             3,582                  22,889
Talbots                                                  416                   4,023
Zale                                                   6,388(b)              104,763
                                                                     ---------------
Total                                                                      1,648,769
------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.3%)
Kellwood                                               1,203                  24,036
Perry Ellis Intl                                       3,306(b)               58,020
Warnaco Group                                          1,125(b)               40,376
                                                                     ---------------
Total                                                                        122,432
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.0%)
BankUnited Financial Cl A                              4,149                  24,604
Corus Bankshares                                      12,404                 157,778
Downey Financial                                       1,885                  65,033
Fremont General                                       10,264                  33,871
Imperial Capital Bancorp                               1,061                  21,496
K-Fed Bancorp                                            384                   4,005
Ocwen Financial                                        6,989(b)               43,611
Triad Guaranty                                         4,020(b)               28,100
                                                                     ---------------
Total                                                                        378,498
------------------------------------------------------------------------------------

TOBACCO (0.1%)
Universal                                                967                  48,166
------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.4%)
Kaman                                                  5,899                 174,256
Rush Enterprises Cl A                                  8,743(b)              146,708
UAP Holding                                            5,117                 196,186
                                                                     ---------------
Total                                                                        517,150
------------------------------------------------------------------------------------

WATER UTILITIES (0.2%)
SJW                                                    2,245                  67,866
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Rural Cellular Cl A                                    1,798(b)               79,382
USA Mobility                                           3,106(b)               37,303
                                                                     ---------------
Total                                                                        116,685
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $44,119,179)                                                      $37,864,752
------------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  17

MONEY MARKET FUND (0.9%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                     343,953(e)             $343,953
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $343,953)                                                            $343,953
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $44,463,132)(f)                                                   $38,208,705
====================================================================================

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2008

                                 NUMBER OF                                            UNREALIZED
                                 CONTRACTS          NOTIONAL        EXPIRATION      APPRECIATION/
CONTRACT DESCRIPTION            LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
--------------------------------------------------------------------------------------------------
Mini Russell 2000 Index              2              $143,000        March 2008          $4,753

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2008, the value of foreign securities represented 9.2% of net assets.

(d) At Jan. 31, 2008, investments in securities included securities valued at $162,613 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e)  Affiliated Money Market Fund - See Note 5 to the financial statements

(f) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $44,463,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                             $1,626,000
Unrealized depreciation                                             (7,880,000)
------------------------------------------------------------------------------
Net unrealized depreciation                                        $(6,254,000)
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 18 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JAN. 31, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers (identified cost $44,119,179)           $37,864,752
   Affiliated money market fund (identified cost $343,953)          343,953
---------------------------------------------------------------------------
Total investments in securities (identified cost
   $44,463,132)                                                  38,208,705
Cash                                                                  4,343
Capital shares receivable                                               634
Dividends receivable                                                 13,562
Receivable for investment securities sold                         1,835,749
Variation margin receivable                                           6,900
---------------------------------------------------------------------------
Total assets                                                     40,069,893
---------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                               40,922
Payable for investment securities purchased                       2,014,743
Accrued investment management services fee                              854
Accrued distribution fee                                                 95
Accrued transfer agency fee                                              24
Accrued administrative services fee                                      80
Other accrued expenses                                               32,911
---------------------------------------------------------------------------
Total liabilities                                                 2,089,629
---------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $37,980,264
===========================================================================

--------------------------------------------------------------------------------

      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  19

JAN. 31, 2008 (UNAUDITED)

REPRESENTED BY
Capital stock - $.01 par value                                  $    43,833
Additional paid-in capital                                       45,711,797
Undistributed net investment income                                 236,418
Accumulated net realized gain (loss)                             (1,762,110)
Unrealized appreciation (depreciation) on investments            (6,249,674)
---------------------------------------------------------------------------
Total - representing net assets applicable to outstanding
   capital stock                                                $37,980,264
===========================================================================

Net assets applicable to outstanding shares:  Class A                           $12,540,196
                                              Class B                           $   403,122
                                              Class C                           $    49,323
                                              Class I                           $24,967,141
                                              Class R2                          $     3,940
                                              Class R3                          $     3,940
                                              Class R4                          $     8,663
                                              Class R5                          $     3,939
Net asset value per share of outstanding
   capital stock:                             Class A shares(1)    1,448,075    $      8.66
                                              Class B shares          46,919    $      8.59
                                              Class C shares           5,741    $      8.59
                                              Class I shares       2,880,232    $      8.67
                                              Class R2 shares            455    $      8.66
                                              Class R3 shares            455    $      8.66
                                              Class R4 shares          1,000    $      8.66
                                              Class R5 shares            455    $      8.66
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $9.19. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 20 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JAN. 31, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $   423,082
Income distributions from affiliated money market fund               22,983
   Less foreign taxes withheld                                       (1,310)
---------------------------------------------------------------------------
Total income                                                        444,755
---------------------------------------------------------------------------
Expenses:
Investment management services fee                                  151,467
Distribution fee
   Class A                                                           16,319
   Class B                                                            2,298
   Class C                                                              293
   Class R2                                                              11
   Class R3                                                               5
Transfer agency fee
   Class A                                                            4,232
   Class B                                                              174
   Class C                                                               21
   Class R2                                                               2
   Class R3                                                               2
   Class R4                                                               2
   Class R5                                                               2
Administrative services fee                                          15,991
Plan administration services fee
   Class R2                                                               5
   Class R3                                                               5
   Class R4                                                              12
Compensation of board members                                           377
Custodian fees                                                       19,720
Printing and postage                                                  2,760
Registration fees                                                    40,957
Professional fees                                                     9,725
Other                                                                   673
---------------------------------------------------------------------------
Total expenses                                                      265,053
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                (56,732)
---------------------------------------------------------------------------
Total net expenses                                                  208,321
---------------------------------------------------------------------------
Investment income (loss) - net                                      236,434
---------------------------------------------------------------------------

--------------------------------------------------------------------------------

      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  21

SIX MONTHS ENDED JAN. 31, 2008 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) - NET
Net realized gain (loss) on:
   Security transactions                                        $(1,731,369)
   Futures contracts                                                (19,972)
---------------------------------------------------------------------------
Net realized gain (loss) on investments                          (1,751,341)
Net change in unrealized appreciation (depreciation) on
   investments                                                   (2,933,804)
---------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            (4,685,145)
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $(4,448,711)
===========================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 22 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                        SIX MONTHS ENDED     YEAR ENDED
                                                         JAN. 31, 2008      JULY 31, 2007
                                                          (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) - net                            $   236,434        $   346,396
Net realized gain (loss) on investments                    (1,751,341)           943,233
Net change in unrealized appreciation (depreciation)
   on investments                                          (2,933,804)        (2,467,303)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              (4,448,711)        (1,177,674)
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
      Class A                                                 (83,613)           (22,789)
      Class C                                                     (16)                --
      Class I                                                (249,572)           (22,690)
      Class R2                                                    (12)               (17)
      Class R3                                                    (23)               (17)
      Class R4                                                    (77)               (58)
      Class R5                                                    (38)               (18)
Net realized gain
      Class A                                                (316,596)          (234,913)
      Class B                                                  (9,723)            (7,684)
      Class C                                                  (1,289)              (463)
      Class I                                                (625,909)          (106,528)
      Class R2                                                    (99)               (84)
      Class R3                                                    (99)               (84)
      Class R4                                                   (216)              (337)
      Class R5                                                    (99)               (84)
-----------------------------------------------------------------------------------------
Total distributions                                        (1,287,381)          (395,766)
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  23

                                                        SIX MONTHS ENDED     YEAR ENDED
                                                         JAN. 31, 2008      JULY 31, 2007
                                                          (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                         $ 1,805,452        $ 3,183,242
   Class B shares                                              96,140            600,360
   Class C shares                                              19,964             23,355
   Class I shares                                           4,374,478         23,678,701
   Class R2 shares                                                 --              5,000
   Class R3 shares                                                 --              5,000
   Class R4 shares                                                 --              8,003
   Class R5 shares                                                 --              5,000
Reinvestment of distributions at net asset value
   Class A shares                                             127,449             55,291
   Class B shares                                               9,506              7,499
   Class C shares                                               1,086                278
   Class I shares                                             875,178            128,993
   Class R4 shares                                                 --                178
Payments for redemptions
   Class A shares                                          (1,130,645)        (1,077,624)
   Class B shares                                            (189,722)          (269,435)
   Class C shares                                              (9,739)            (4,930)
   Class I shares                                          (1,669,285)          (115,893)
   Class R4 shares                                                 --             (9,200)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                             4,309,862         26,223,818
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    (1,426,230)        24,650,378
Net assets at beginning of period                          39,406,494         14,756,116
-----------------------------------------------------------------------------------------
Net assets at end of period                               $37,980,264        $39,406,494
=========================================================================================
Undistributed net investment income                       $   236,418        $   333,335
-----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 24 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Jan. 31, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Disciplined Small Cap Value Fund (the Fund) is a series of RiverSource Dimensions Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Dimensions Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in small capitalization equity securities of companies with market capitalizations that fall within the range of companies that comprise the Russell 2000 Value Index at the time of investment.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At Jan. 31, 2008, RiverSource Investments, LLC (the Investment Manager), and the affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R2, Class R3, Class R4 and Class R5 shares.

At Jan. 31, 2008, the Investment Manager and the affiliated funds-of-funds owned approximately 88% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  25

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a

--------------------------------------------------------------------------------

 26 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six months ended Jan. 31, 2008, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined

--------------------------------------------------------------------------------

      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT 27 using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At Jan. 31, 2008, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

--------------------------------------------------------------------------------

 28 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

RECENT ACCOUNTING PRONOUNCEMENT

On Sept. 20, 2006, the (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Aug. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.85% to 0.725% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change in the Lipper Small-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the Index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $18,439 for the six months ended Jan. 31, 2008. The management fee for the six months ended Jan. 31, 2008 was 0.76% of the Fund's average daily net assets, including an adjustment under the terms of the performance incentive arrangement.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended Jan. 31, 2008 was 0.08% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  29

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Jan. 31, 2008, other expenses paid to this company were $126.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a

--------------------------------------------------------------------------------

 30 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $2,284 for Class A and $542 for Class B for the six months ended Jan. 31, 2008.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Jan. 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 1.24% for Class A, 2.00% for Class B, 2.00% for Class C, 0.93% for Class I, 1.47% for Class R2, 1.22% for Class R3, 0.97% for Class R4 and 0.98% for Class R5. Of these waived/reimbursed fees and expenses, the transfer agency fee at the class level was $1 for Class R3, the plan administration services fees at the class level were $5, $5 and $12 for Class R2, Class R3 and Class R4, respectively, and the management fees at the Fund level were $56,709. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2008, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.40% for Class A, 2.16% for Class B, 2.15% for Class C, 1.02% for Class I, 1.82% for Class R2, 1.57% for Class R3, 1.32% for Class R4 and 1.07% for Class R5 of the Fund's average daily net assets, unless sooner terminated at the discretion of the Board.

The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $17,524,344 and $14,249,523, respectively, for the six months ended Jan. 31, 2008. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------

      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  31

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                          SIX MONTHS ENDED JAN. 31, 2008
                                        ISSUED FOR
                                        REINVESTED                        NET
                              SOLD     DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
-------------------------------------------------------------------------------------
Class A                      196,116      14,450       (124,120)         86,446
Class B                       10,412       1,085       (20,257)          (8,760)
Class C                        2,058         124        (1,098)           1,084
Class I                      456,840      99,227       (185,626)        370,441
Class R2                          --          --            --               --
Class R3                          --          --            --               --
Class R4                          --          --            --               --
Class R5                          --          --            --               --
-------------------------------------------------------------------------------------

                                             YEAR ENDED JULY 31, 2007
                                         ISSUED FOR
                                         REINVESTED                        NET
                              SOLD      DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------------
Class A                       299,874       5,134       (99,517)          205,491
Class B                        56,474         700       (25,366)           31,808
Class C                         2,131          26          (466)            1,691
Class I                     2,182,119      11,966       (10,620)        2,183,465
Class R2*                         455          --            --               455
Class R3*                         455          --            --               455
Class R4                          822          17          (839)               --
Class R5*                         455          --            --               455
--------------------------------------------------------------------------------------

*    For the period from Dec. 11, 2006 (inception date) to July 31, 2007.

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $6,880,551 and $8,042,850, respectively, for the six months ended Jan. 31, 2008.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and

--------------------------------------------------------------------------------

 32 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended Jan. 31, 2008.

7. CONCENTRATION OF RISK

SECTOR RISK

If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any

--------------------------------------------------------------------------------

      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT 33 violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/ Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 34 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(J)            2007        2006(B)
Net asset value, beginning of period     $10.00          $9.77         $10.22
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .05(c)         .14(c)         .02
Net gains (losses) (both realized and
 unrealized)                              (1.12)           .29           (.47)
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (1.07)           .43           (.45)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.05)          (.01)            --
Distributions from realized gains          (.22)          (.19)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.27)          (.20)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $8.66         $10.00          $9.77
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $13            $14            $11
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.52%(f)       1.73%          3.27%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)          1.24%(f)       1.35%          1.40%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .98%(f)       1.30%           .55%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     37%           127%            40%
-----------------------------------------------------------------------------------------------------------
Total return(h)                         (10.80%)(i)      4.29%         (4.40%)(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  35

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(J)            2007        2006(B)
Net asset value, beginning of period      $9.90          $9.73         $10.22
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .01(c)         .05(c)          --
Net gains (losses) (both realized and
 unrealized)                              (1.10)           .31           (.49)
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (1.09)           .36           (.49)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains          (.22)          (.19)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $8.59          $9.90          $9.73
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--             $1            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              2.27%(f)       2.38%          4.05%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)          2.00%(f)       2.11%          2.18%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .20%(f)        .49%          (.17%)(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     37%           127%            40%
-----------------------------------------------------------------------------------------------------------
Total return(h)                         (11.09%)(i)      3.51%         (4.79%)(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 36 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(J)            2007        2006(B)
Net asset value, beginning of period      $9.90          $9.73         $10.22
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .01(c)         .05(c)          --
Net gains (losses) (both realized and
 unrealized)                              (1.10)           .31           (.49)
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (1.09)           .36           (.49)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains          (.22)          (.19)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $8.59          $9.90          $9.73
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              2.27%(f)       2.47%          4.05%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)          2.00%(f)       2.11%          2.18%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .24%(f)        .43%          (.22%)(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     37%           127%            40%
-----------------------------------------------------------------------------------------------------------
Total return(h)                         (11.15%)(i)      3.51%         (4.79%)(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  37

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(J)            2007        2006(B)
Net asset value, beginning of period     $10.03          $9.78         $10.22
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .06(c)         .15(c)         .03
Net gains (losses) (both realized and
 unrealized)                              (1.12)           .32           (.47)
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (1.06)           .47           (.44)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.08)          (.03)            --
Distributions from realized gains          (.22)          (.19)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.30)          (.22)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $8.67         $10.03          $9.78
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $25            $25             $3
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.21%(f)       1.19%          3.00%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)           .93%(f)       1.05%          1.13%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.30%(f)       1.43%           .91%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     37%           127%            40%
-----------------------------------------------------------------------------------------------------------
Total return(h)                         (10.59%)(i)      4.69%         (4.31%)(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 38 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(J)         2007(B)
Net asset value, beginning of period      $9.97         $10.99
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .04            .06
Net gains (losses) (both realized and
 unrealized)                              (1.11)          (.86)
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (1.07)          (.80)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.02)          (.03)
Distributions from realized gains          (.22)          (.19)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.24)          (.22)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $8.66          $9.97
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              2.02%(f)       1.85%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)          1.47%(f)       1.80%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .75%(f)        .77%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     37%           127%
-----------------------------------------------------------------------------------------------------------
Total return(h)                         (10.84%)(i)     (7.40%)(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment..
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  39

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(J)         2007(B)
Net asset value, beginning of period      $9.99         $10.99
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .06            .07
Net gains (losses) (both realized and
 unrealized)                              (1.12)          (.85)
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (1.06)          (.78)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.05)          (.03)
Distributions from realized gains          (.22)          (.19)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.27)          (.22)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $8.66          $9.99
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.77%(f)       1.58%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)          1.22%(f)       1.55%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.00%(f)       1.02%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     37%           127%
-----------------------------------------------------------------------------------------------------------
Total return(h)                         (10.68%)(i)     (7.21%)(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 40 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(J)            2007        2006(B)
Net asset value, beginning of period     $10.00          $9.77         $10.22
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .07(c)         .17(c)         .02
Net gains (losses) (both realized and
 unrealized)                              (1.12)           .28           (.47)
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (1.05)           .45           (.45)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.07)          (.03)            --
Distributions from realized gains          (.22)          (.19)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.29)          (.22)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $8.66         $10.00          $9.77
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.49%(f)       1.83%          3.12%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)           .97%(f)       1.26%          1.25%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.26%(f)       1.60%           .69%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     37%           127%            40%
-----------------------------------------------------------------------------------------------------------
Total return(h)                         (10.61%)(i)      4.42%         (4.40%)(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  41

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(J)         2007(B)
Net asset value, beginning of period     $10.02         $10.99
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .06            .11
Net gains (losses) (both realized and
 unrealized)                              (1.12)          (.86)
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (1.06)          (.75)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.08)          (.03)
Distributions from realized gains          (.22)          (.19)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.30)          (.22)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $8.66         $10.02
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.27%(f)       1.09%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)           .98%(f)       1.05%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.25%(f)       1.53%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     37%           127%
-----------------------------------------------------------------------------------------------------------
Total return(h)                         (10.63%)(i)     (6.93%)(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 42 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

      RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  43

     RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource mutual
                                        funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6509 C (3/08)

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as

EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 RiverSource Dimensions Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date April 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date  April 3, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date April 3, 2008